SUBSEQUENT EVENTS - Arbitration of Santo Antonio Energia S.A (Details) - BRL (R$) R$ in Thousands	Jun. 02, 2022	May 24, 2022	Apr. 30, 2022	Apr. 29, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Material disclosed			R$ 645,000
Capital increase				R$ 1,582,551
Provision for unsecured liabilities				R$ 729,188
Loans and financing					R$ 41,638,798	R$ 44,015,645
Number of new shares	5,494,950,237
Amount of shares subscribed	R$ 681,000
Furnas
Disclosure of non-adjusting events after reporting period [line items]
Provision for unsecured liabilities					729,188	R$ 705,864
Loans and financing					R$ 7,034,300
Number of new shares		5,494,950,237